Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 484,835	$ 272,470	$ 409,591
Restricted cash	1,266,391	433,951	6,530
Contracts receivable	1,946,882	2,150,967	438,430
Fair value investment in securities	45,209	198,918
Contract assets	1,455,463	378,932	148,734
Inventory assets	18,420	2,850
Other receivable			3,799
Prepaid expenses	10,866	13,111	52,728
TOTAL CURRENT ASSETS	5,228,066	3,451,199	1,059,812
NET PROPERTY AND EQUIPMENT	185,584	213,391	258,206
OTHER ASSETS
Long term assets held for sale	514,000	514,000
Fair value investment-securities	4,000	17,600	8,000
Trademark	4,467	4,467	4,467
TOTAL OTHER ASSETS	522,467	536,067	12,467
TOTAL ASSETS	5,936,117	4,200,657	1,330,485
Current Liabilities
Accounts payable and other payable	2,923,241	1,452,229	1,304,803
Accrued expenses	1,591,890	1,533,404	1,542,816
Cumulative preferred stock dividends payable	393,228	356,728	256,274
Contract liabilities	692,570	1,886,946	340,551
Capital lease, current portion	1,169	7,985	9,088
Tax liability 83(b)	14,600
Customer deposit	146,453	146,453	146,453
Warranty reserve	20,000	20,000	20,000
Loan payable, merchant cash advance	30,646	80,646	342,896
Loan payable, related party			94,883
Loans payable, SBA	150,000	150,000	505,000
Derivative liabilities	35,702,830	6,526,129	12,310,307
Series F 8% Preferred Stock	60,000	160,000	175,000
Series F 8% Preferred Stock		100,000	100,000
Series G 8% Preferred Stock	25,000	25,000	430,000
Series I 8% Preferred Stock	25,000	235,000	797,400
Series K 8% Preferred Stock	432,150	580,650	3,160,417
Convertible promissory notes, net of discount	878,283	3,016,037	1,223,228
Total Current Liabilities	43,087,060	16,277,207	22,759,116
Long Term Liabilities
Capital lease, long term portion			7,985
Convertible promissory notes, net of discount	2,048,472	62,275	1,877,275
Total Long Term Liabilities	2,048,472	62,275	1,885,260
Total Liabilities	45,135,532	16,339,482	24,644,376
Long Term Liabilities
COMMITMENTS AND CONTINGENCIES (See Note 11)
Convertible preferred stock,	11,283,027	10,183,092	6,331,409
SHAREHOLDERS’ DEFICIT
Preferred stock,
31,500,000 and 32,500,000 shares of Series D-1 issued and outstanding, respectively	3,150	3,150	3,250
Series E issued and outstanding, respectively		154	154
Subscription payable to purchase	100,000	100,000	100,000
Preferred treasury stock,1,000 and 1,000 shares outstanding, respectively
Common stock	90,011	30,688	6,505
Additional paid in capital - Common stock	81,394,700	75,720,147	64,265,217
Accumulated other comprehensive loss	(132)	(132)	(132)
Accumulated deficit	(132,070,171)	(98,175,924)	(94,020,294)
TOTAL SHAREHOLDERS' DEFICIT	(50,482,442)	(22,321,917)	(29,645,300)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	5,936,117	4,200,657	1,330,485
Previously Reported
CURRENT ASSETS
Cash		141,421
Restricted cash		565,000
Contracts receivable		2,150,967
Fair value investment in securities		198,918
Contract assets		378,932
Inventory assets		2,850
Other receivable
Prepaid expenses		13,111
TOTAL CURRENT ASSETS		3,451,199
NET PROPERTY AND EQUIPMENT		213,391
OTHER ASSETS
Long term assets held for sale		514,000
Fair value investment-securities		17,600
Trademark		4,467
TOTAL OTHER ASSETS		536,067
TOTAL ASSETS		4,200,657
Current Liabilities
Accounts payable and other payable		1,452,229
Accrued expenses		1,533,404
Cumulative preferred stock dividends payable		356,728
Contract liabilities		1,886,946
Capital lease, current portion		7,985
Customer deposit		146,453
Warranty reserve		20,000
Loan payable, merchant cash advance		80,646
Loan payable, related party
Loans payable, SBA		150,000
Derivative liabilities		6,526,129
Series F 8% Preferred Stock		160,000
Series F 8% Preferred Stock		100,000
Series G 8% Preferred Stock		25,000
Series I 8% Preferred Stock		235,000
Series K 8% Preferred Stock		580,650
Convertible promissory notes, net of discount		3,016,037
Total Current Liabilities		16,277,207
Long Term Liabilities
Capital lease, long term portion
Convertible promissory notes, net of discount		62,275
Total Long Term Liabilities		62,275
Total Liabilities		16,339,482
Long Term Liabilities
COMMITMENTS AND CONTINGENCIES (See Note 11)
Convertible preferred stock,		10,183,092
SHAREHOLDERS’ DEFICIT
Preferred stock,
31,500,000 and 32,500,000 shares of Series D-1 issued and outstanding, respectively		3,150
Series E issued and outstanding, respectively		154
Subscription payable to purchase		100,000
Preferred treasury stock,1,000 and 1,000 shares outstanding, respectively
Common stock		30,688
Additional paid in capital - Common stock		75,720,147
Accumulated other comprehensive loss		(132)
Accumulated deficit		(98,175,924)
TOTAL SHAREHOLDERS' DEFICIT		(22,321,917)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		4,200,657
Series J Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	210,000	215,000	272,500
Series J Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		215,000
Series L Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	325,750	609,825	1,132,084
Series L Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		609,825
Series M Preferred Stock
Long Term Liabilities
Convertible preferred stock,	1,007,500	1,007,500	1,060,325
Series M Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		1,007,500
Series O 8% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	590,000	615,000	1,995,000
Series O 8% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		615,000
Series P Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	30,000	57,500	356,500
Series P Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		57,500
Series Q 12% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	615,000	515,000	1,025,000
Series Q 12% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		515,000
Series R 12% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	2,828,000	3,432,267	490,000
Series R 12% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		3,432,267
Series S 12% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	170,000	170,000
Series S 12% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		170,000
Series T 10% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	18,000	630,000	0
Series T 10% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		630,000
Series U Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	485,000	1,066,500
Series U Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		1,066,500
Series V Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,		400,000
Series V Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		400,000
Series W 12% Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	794,500	744,500
Series W 12% Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		744,500
Series X Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	250,000	250,000
Series X Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		250,000
Series Y Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	3,709,277	470,000
Series Y Convertible Preferred Stock | Previously Reported
Long Term Liabilities
Convertible preferred stock,		470,000
Series Z Convertible Preferred Stock
Long Term Liabilities
Convertible preferred stock,	$ 250,000